Major Customers and Geographic Information - Schedule of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Total	$ 9,992	$ 5,188
Operating Segments [Member] | Israel [Member]
Total	2,714	2,904
Operating Segments [Member] | Asia [Member]
Total	3,929	671
Operating Segments [Member] | North America [Member]
Total	3,085	630
Operating Segments [Member] | Latin America [Member]
Total	264	860
Operating Segments [Member] | Europe [Member]
Total	$ 0	$ 123